3. Property and Equipment, Net (Sept. 2017) (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, gross	$ 295,040	$ 247,679	$ 241,835
Less Accumulated Depreciation	(208,745)	(157,218)	(90,887)
Property and Equipment, Net	86,295	90,461	150,948
Furniture and Fixtures [Member]
Property and equipment, gross	12,385	12,385	12,385
Computer Equipment [Member]
Property and equipment, gross	90,015	42,654	36,810
Leasehold Improvements [Member]
Property and equipment, gross	176,903	176,903	176,903
Software [Member]
Property and equipment, gross	$ 15,737	$ 15,737	$ 15,737